UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03872

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2013

Item 1. Schedule of Investments

Tax-Free Short-Intermediate Fund	May 31, 2013

T. Rowe Price Tax-Free Short-Intermediate Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MUNICIPAL SECURITIES 99.1%		
Alabama 0.4%		
Courtland Ind. Dev. Board, Int'l. Paper, PCR 4.75%, 5/1/17	1,500	1,558
Univ. of Alabama Board of Trustees Univ. of Alabama Birmingham Hosp., 5.00%, 9/1/15	1,600	1,753
Univ. of Alabama Board of Trustees Univ. of Alabama Birmingham Hosp., 5.00%, 9/1/16	3,400	3,843
		7,154
Arizona 1.2%		
Arizona HFA, Banner Health, 5.00%, 1/1/14	1,000	1,028
Arizona HFA, Banner Health, 5.00%, 1/1/15	1,750	1,878
Arizona HFA, Banner Health, 5.00%, 1/1/17	4,000	4,575
Arizona HFA, Phoenix Children's Hosp., 4.00%, 2/1/17	1,700	1,838
Arizona HFA, Phoenix Children's Hosp., 5.00%, 2/1/18	1,995	2,273
Arizona HFA, Phoenix Children's Hosp., 5.00%, 2/1/19	2,500	2,871
Arizona Transportation Board, 5.00%, 7/1/17	4,530	5,270
Phoenix Civic Improvement Corp., Wastewater, 5.50%, 7/1/17	3,800	4,492
		24,225
Arkansas 0.1%		
Univ. of Arkansas, Athletic Fac., Fayetteville Campus 3.00%, 9/15/17	500	541
Univ. of Arkansas, Athletic Fac., Fayetteville Campus 5.00%, 9/15/18	500	594
		1,135
California 10.3%		
California, Economic Recovery, 5.00%, 7/1/15 (1)	4,150	4,359
California, Economic Recovery, 5.00%, 7/1/18	10,550	12,524
California, Economic Recovery, 5.00%, 7/1/23 (Tender 7/1/14)	7,180	7,539

California, Economic Recovery, 5.25%, 7/1/21	7,000	8,306
California, GO, 5.00%, 8/1/14	3,125	3,296
California, GO, 5.00%, 2/1/15	4,540	4,881
California, GO, 5.00%, 9/1/15	2,220	2,439
California, GO, 5.00%, 4/1/16	2,200	2,460
California, GO, 5.00%, 10/1/16	5,000	5,685
California, GO, 5.00%, 9/1/17	3,520	4,102
California, GO, 5.00%, 10/1/17	15,000	17,521
California, GO, 5.00%, 4/1/18	8,500	9,993
California, GO, 5.00%, 6/1/18 (1)	1,000	1,150
California, Various Purpose, GO, 5.00%, 9/1/15	10,000	10,986
California, Various Purpose, GO, 5.00%, 10/1/17	4,500	5,256
California Dept. of Water Resources, 5.00%, 12/1/14	1,120	1,200
California Dept. of Water Resources, 5.00%, 12/1/15	2,000	2,230
California Dept. of Water Resources, Power Supply 5.00%, 5/1/16	13,135	14,839
California Dept. of Water Resources, Power Supply 5.00%, 5/1/19	4,450	5,374
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/13	500	511
California Municipal Fin. Auth., Waste Management, IDRB VR, 3.00%, 9/1/14 (2)	1,225	1,261
California Public Works Board, Judicial Council, 4.00%, 3/1/19	3,000	3,369
California Public Works Board, Judicial Council, 5.00%, 3/1/20	1,000	1,184
California Statewide CDA, Kaiser Permanente, 5.00%, 11/1/29 (Tender 5/1/17)	8,350	9,631
Golden State Tobacco Securitization Corp., 5.00%, 6/1/20	14,970	17,784
Golden State Tobacco Securitization Corp., Tobacco Industry 5.00%, 6/1/13	1,500	1,500
Los Angeles County Public Works Fin. Auth., 5.00%, 8/1/18	500	589
Los Angeles County Public Works Fin. Auth., 5.00%, 8/1/20	1,000	1,200
Los Angeles County Public Works Fin. Auth., 5.00%, 8/1/21	750	901

Los Angeles Dept. of Water & Power, Electric, 5.00%, 1/1/16	10,000	11,047
Los Angeles Dept. of Water & Power, Electric VRDN, 0.04%, 7/1/34	800	800
Los Angeles Dept. of Water & Power, Waterworks VRDN, 0.08%, 7/1/35	1,100	1,100
Los Angeles Municipal Improvement Corp. Capital Improvement, 5.00%, 3/1/16	2,500	2,773
Los Angeles Municipal Improvement Corp., Real Property 3.50%, 3/1/14	1,000	1,024
Los Angeles Municipal Improvement Corp., Real Property 4.00%, 3/1/15	1,000	1,057
Los Angeles Regional Airports Improvement Corp., LAXFuel 5.00%, 1/1/15 (2)	500	535
Los Angeles Regional Airports Improvement Corp., LAXFuel 5.00%, 1/1/16 (2)	550	610
Los Angeles Regional Airports Improvement Corp., LAXFuel 5.00%, 1/1/17 (2)	1,170	1,330
Los Angeles Regional Airports Improvement Corp., LAXFuel 5.00%, 1/1/18 (2)	310	359
Los Angeles Regional Airports Improvement Corp., LAXFuel 5.00%, 1/1/19 (2)	1,550	1,802
Los Angeles Regional Airports Improvement Corp., LAXFuel 5.00%, 1/1/20 (2)	550	643
Sacramento Cogeneration Auth., Procter & Gamble 5.00%, 7/1/13	600	602
San Buenaventura, Community Memorial Health 5.00%, 12/1/16	1,500	1,599
San Buenaventura, Community Memorial Health 5.25%, 12/1/17	1,625	1,766
San Buenaventura, Community Memorial Health 5.75%, 12/1/18	1,700	1,908
San Buenaventura, Community Memorial Health 6.00%, 12/1/19	675	775
San Francisco City & County Airports Commission 5.00%, 5/1/15 (2)	2,975	3,235

San Francisco City & County Airports Commission 5.00%, 5/1/21	2,725	3,245
San Francisco City & County Airports Commission 5.00%, 5/1/22	4,800	5,639
San Francisco City & County Airports Commission 5.00%, 5/1/23 (3)	1,515	1,669
		205,588
Colorado 1.8%		
Colorado HFA, Catholic Health Initiatives, 5.00%, 7/1/18	5,455	6,462
Colorado HFA, Catholic Health Initiatives, 5.00%, 7/1/39 (Tender 11/11/14)	5,000	5,328
Colorado HFA, National Jewish Health, 4.00%, 1/1/14	400	405
Colorado HFA, National Jewish Health, 4.00%, 1/1/15	500	517
Colorado HFA, Parkview Health, 5.00%, 9/1/15	535	582
Denver City & County Airport, 4.00%, 11/15/13 (2)	1,000	1,016
Denver City & County Airport, 4.00%, 11/15/14 (2)	3,000	3,154
Denver City & County Airport, 5.00%, 11/15/16	4,480	5,116
Denver City & County Airport, 5.00%, 11/15/16 (3)	1,885	2,157
Denver City & County Airport, 5.00%, 11/15/17 (3)	3,200	3,626
Denver City & County Airport, 5.00%, 11/15/17	1,825	2,132
Denver City & County Airport, 5.00%, 11/15/19	700	838
Denver City & County Airport, Series A, 5.00%, 11/15/20	3,435	4,140
Denver City & County Airport, Series B, 5.00%, 11/15/20	1,000	1,205
		36,678
Delaware 0.5%		
Delaware HFA, Christiana Care Health, VRDN, 0.05%, 10/1/38	1,100	1,100
Univ. of Delaware, 0.85%, 11/1/37 (Tender 6/4/13)	8,000	8,000
		9,100

District of Columbia 1.5%		
District of Columbia, 5.00%, 6/1/18 (Prerefunded 6/1/15) (4)(5)	6,830	7,453
District of Columbia, GO, 5.00%, 6/1/15 (6)	2,500	2,718
District of Columbia, GO, 5.25%, 6/1/19 (6)	2,500	3,005
Metropolitan Washington Airports Auth., 5.00%, 10/1/15 (2)(5)	1,375	1,517
Metropolitan Washington Airports Auth., 5.00%, 10/1/17	700	814
Washington Convention & Sports Auth., 5.00%, 10/1/14 (5)	1,000	1,056
Washington Convention & Sports Auth., 5.00%, 10/1/20 (6)	5,360	5,928
Washington Convention & Sports Auth., 5.00%, 10/1/21 (6)	6,895	7,626
		30,117
Florida 12.6%		
Broward County, Water & Sewer, 5.00%, 10/1/18	1,500	1,788
Broward County Airport, 5.00%, 10/1/18	500	586
Broward County Airport, 5.00%, 10/1/19	750	887
Escambia County, Gulf Power, Solid Waste Disposal 1.35%, 4/1/39 (Tender 6/2/15)	5,000	5,060
Florida, Board of Ed., Capital Outlay, GO, 5.00%, 6/1/15	18,410	20,107
Florida, Board of Ed., Capital Outlay, GO, 5.00%, 1/1/17	2,585	2,793
Florida, Board of Ed., Capital Outlay, GO, 5.00%, 6/1/17	10,935	12,714
Florida, Board of Ed., Capital Outlay, GO, 5.00%, 6/1/18	11,480	13,641
Florida, Board of Ed., Lottery, 5.00%, 7/1/14	14,155	14,879
Florida, Board of Ed., Lottery, 5.00%, 7/1/14 (5)	5,820	6,118
Florida, Board of Ed., Lottery, 5.00%, 7/1/15	5,000	5,473
Florida, Board of Ed., Lottery, 5.00%, 7/1/17 (5)	4,135	4,559
Florida, Board of Ed., Lottery, 5.00%, 7/1/17	12,205	14,164
Florida, Board of Ed., Lottery, 5.00%, 7/1/19	10,000	11,973
Florida, Board of Ed., Lottery, Series A, 5.00%, 7/1/16	5,795	6,566
Florida, Board of Ed., Lottery, Series B, 5.00%, 7/1/16	1,000	1,133
Florida, DOT Right of Way, GO, 5.00%, 7/1/15	5,375	5,890

Florida Dept. of Environmental Protection Documentary Stamp Tax, 5.00%, 7/1/16	4,850	5,479
Florida Dept. of Environmental Protection Documentary Stamp Tax, 5.00%, 7/1/17	5,700	6,600
Florida Dept. of Environmental Protection Documentary Stamp Tax, 5.00%, 7/1/19 (1)	1,000	1,088
Florida Hurricane Catastrophe Fund Fin. Corp., 5.00%, 7/1/14	7,400	7,778
Florida Hurricane Catastrophe Fund Fin. Corp., 5.00%, 7/1/15	12,870	14,093
Florida Municipal Power Agency, 5.00%, 10/1/14	2,995	3,173
Florida Municipal Power Agency, 5.00%, 10/1/17 (7)	6,755	7,780
Florida Ports Fin. Commission, 5.00%, 10/1/13 (2)	250	254
Florida Ports Fin. Commission, 5.00%, 6/1/14 (2)	1,300	1,359
Florida Ports Fin. Commission, 5.00%, 10/1/14 (2)	885	938
Highlands County HFA, Adventist Health/Sunbelt 5.00%, 11/15/14	750	801
Highlands County HFA, Adventist Health/Sunbelt 5.00%, 11/15/15	1,770	1,958
Highlands County HFA, Adventist Health/Sunbelt 5.00%, 11/15/16 (Prerefunded 11/15/15) (4)	300	332
Highlands County HFA, Adventist Health/Sunbelt VR, 5.00%, 11/15/16	1,000	1,103
Hillsborough County Aviation Auth., Tampa Int'l. Airport 5.00%, 10/1/15	2,000	2,191
Jacksonville, Sales Tax, 5.00%, 10/1/17	2,000	2,324
Jacksonville Electric Auth., Saint Johns River Power Park 5.00%, 10/1/17	1,870	2,186
Miami-Dade County, Aviation, 5.00%, 10/1/13 (1)(2)	1,700	1,726
Miami-Dade County, Aviation, 5.00%, 10/1/14 (2)(6)	8,900	9,437
Miami-Dade County, Aviation, 5.00%, 10/1/16 (2)	1,250	1,416
Miami-Dade County, Aviation, 5.00%, 10/1/17	3,950	4,550
Miami-Dade County, Aviation, 5.00%, 10/1/18 (2)	1,810	2,126
Miami-Dade County, Aviation, 5.00%, 10/1/19 (2)	2,525	2,971

Miami-Dade County, Aviation, 5.50%, 10/1/17	1,775	2,082
Miami-Dade County EFA, Univ. of Miami, 5.00%, 4/1/14 (5)	1,300	1,350
Miami-Dade County Expressway Auth., 5.00%, 7/1/17	650	749
Miami-Dade County Expressway Auth., 5.00%, 7/1/18	1,000	1,172
Orange County, Tourist Dev. Tax, 5.00%, 10/1/15 (6)	6,820	7,478
Orange County, Tourist Dev. Tax, 5.00%, 10/1/17 (1)	9,165	10,556
Orange County HFA, Nemours Foundation, 5.00%, 1/1/18	1,420	1,644
Orange County HFA, Nemours Foundation, 5.00%, 1/1/19	1,000	1,175
Orange County HFA, Nemours Foundation, 5.00%, 1/1/20	1,000	1,172
Orlando-Orange County Expressway Auth., 5.00%, 7/1/17	1,250	1,446
Pinellas County HFA, Baycare Health, 5.00%, 11/15/13	3,410	3,483
South Miami HFA, Baptist Health South Florida 5.00%, 8/15/14	4,000	4,226
South Miami HFA, Baptist Health South Florida 5.00%, 8/15/15	4,000	4,396
Tampa, Cigarette Tax, H. Lee Moffitt Cancer Center 4.00%, 9/1/17	400	441
Tampa, Cigarette Tax, H. Lee Moffitt Cancer Center 5.00%, 9/1/18	350	408
		251,772
Georgia 3.6%		
Atlanta Airport, 5.00%, 1/1/15	9,200	9,863
Atlanta Airport, 5.00%, 1/1/16	925	1,028
Atlanta Airport, 5.00%, 1/1/19	2,000	2,369
Clayton County, Urban Redev. Agency, GO, 5.00%, 2/1/15	710	762
Clayton County, Urban Redev. Agency, GO, 5.00%, 2/1/16	730	810
Clayton County, Urban Redev. Agency, GO, 5.00%, 2/1/17	760	867
Clayton County, Urban Redev. Agency, GO, 5.00%, 2/1/18	795	926
Clayton County, Urban Redev. Agency, GO, 5.00%, 2/1/19	840	991

DeKalb Private Hosp. Auth., Children's Healthcare of Atlanta 5.00%, 11/15/16	725	824
DeKalb Private Hosp. Auth., Children's Healthcare of Atlanta 5.00%, 11/15/17	800	933
DeKalb Private Hosp. Auth., Children's Healthcare of Atlanta 5.00%, 11/15/19	1,150	1,377
DeKalb Private Hosp. Auth., Children's Healthcare of Atlanta 5.00%, 11/15/20	1,375	1,618
Fulton County, Water & Sewer, 5.00%, 1/1/16	2,000	2,225
Fulton County, Water & Sewer, 5.00%, 1/1/17	2,000	2,294
Georgia, GO, 5.00%, 7/1/17	8,590	9,390
Georgia Private Colleges & Univ. Auth., Emory Univ. 5.00%, 9/1/16	3,000	3,420
Main Street Natural Gas, Municipal Gas Auth. of Georgia 5.00%, 3/15/15	655	702
Main Street Natural Gas, Municipal Gas Auth. of Georgia 5.00%, 3/15/19	3,710	4,205
Municipal Electric Auth. of Georgia, 5.00%, 1/1/15	1,500	1,607
Municipal Electric Auth. of Georgia, 5.00%, 1/1/17	1,750	1,990
Municipal Electric Auth. of Georgia, 5.00%, 4/1/17	2,200	2,525
Municipal Electric Auth. of Georgia, 5.00%, 11/1/17	2,000	2,334
Municipal Electric Auth. of Georgia, 5.00%, 1/1/18	2,000	2,325
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/16	2,920	3,238
Municipal Electric Auth. of Georgia, Series B, 5.00%, 1/1/16	2,500	2,772
Richmond County Board of Ed., GO, 5.00%, 10/1/15	3,300	3,651
Richmond County Board of Ed., GO, 5.00%, 10/1/16	3,000	3,433
Richmond County Board of Ed., GO, 5.00%, 10/1/17	2,250	2,640
		71,119
Hawaii 0.8%		
Hawaii, GO, 5.00%, 12/1/16	4,600	5,290
Hawaii, GO, 5.00%, 12/1/17	3,780	4,458

Hawaii, GO, 5.00%, 7/1/19 (5)	225	245
Hawaii, Series DF1, 5.00%, 7/1/19 (Prerefunded 7/1/15) (4)(5)	2,450	2,682
Hawaii, Series DF2, 5.00%, 7/1/19 (Prerefunded 7/1/15) (4)(5)	660	723
Honolulu, GO, 5.00%, 11/1/17	2,965	3,488
		16,886
Illinois 3.7%		
Chicago Board of Ed., GO, VRDN, 0.08%, 3/1/31	520	520
Chicago O'Hare Int'l. Airport, 4.00%, 1/1/15	1,000	1,056
Chicago O'Hare Int'l. Airport, 5.00%, 1/1/16	1,350	1,497
Chicago O'Hare Int'l. Airport, 5.00%, 1/1/20 (7)	4,600	5,052
Chicago O'Hare Int'l. Airport, 5.25%, 1/1/14 (3)	4,250	4,375
Chicago O'Hare Int'l. Airport, 5.25%, 1/1/15 (3)	6,720	7,232
Cook County, GO, 5.00%, 11/15/19	1,100	1,313
Cook County, GO, 5.00%, 11/15/20	1,000	1,197
Illinois, GO, 5.00%, 4/1/15	7,500	8,054
Illinois, GO, 5.00%, 4/1/16	3,000	3,312
Illinois, Unemployment Insurance Fund, 5.00%, 12/15/17	5,000	5,735
Illinois, Unemployment Insurance Fund, 5.00%, 12/15/18	4,750	5,358
Illinois Fin. Auth., Advocate Health Care, 5.00%, 4/1/15	500	542
Illinois Fin. Auth., Ascension Health Alliance, 5.00%, 11/15/42 (Tender 5/1/15)	2,000	2,168
Illinois Fin. Auth., Ascension Health Alliance, 5.00%, 11/15/42 (Tender 5/1/17)	2,500	2,885
Illinois Fin. Auth., Northwestern Memorial Healthcare 5.00%, 8/15/15	3,280	3,595
Illinois Fin. Auth., Northwestern Memorial Healthcare 5.00%, 8/15/16	3,500	3,955
Illinois Fin. Auth., Palos Community Hosp., 5.00%, 5/15/20 (1)	3,940	4,385
Illinois Fin. Auth., Palos Community Hosp., 5.00%, 5/15/20	2,250	2,676

Louisiana 0.1%		
Louisiana, GO, VR, 0.939%, 7/15/14	2,695	2,695
		2,695
Maryland 8.7%		
Anne Arundel County, Consolidated General Improvement, GO 4.00%, 4/1/16	2,465	2,705
Anne Arundel County, Consolidated General Improvement, GO 5.00%, 4/1/16	3,565	4,013
Anne Arundel County, Consolidated Water & Sewer, GO 4.00%, 4/1/19	840	965
Baltimore, Consolidated Public Improvement, GO 5.00%, 10/15/16	2,000	2,292
Baltimore, Consolidated Public Improvement, GO 5.00%, 10/15/17	1,000	1,174
Baltimore County, COP, 5.00%, 10/1/16	9,425	10,714
Baltimore County, GO, 5.00%, 8/1/16	7,500	8,549
Frederick, Public Improvement, GO, 5.00%, 9/1/19	4,470	5,410
Gaithersburg, Asbury Maryland Obligated Group 5.00%, 1/1/17	1,660	1,801
Gaithersburg, Asbury Maryland Obligated Group 6.00%, 1/1/15, Acquisition Date: 11/30/09 Acquisition Cost $7,000 (8)	7,000	7,024
Maryland, GO, 4.50%, 8/1/17	4,000	4,612
Maryland, GO, 4.50%, 8/1/19	8,800	10,462
Maryland, State & Local Fac., GO, 5.00%, 8/1/15	13,600	14,967
Maryland, State & Local Fac., GO, 5.00%, 11/1/16	5,700	6,553
Maryland DOT, 5.50%, 2/1/15	2,600	2,826
Maryland Economic Dev. Corp., Ports America Chesapeake Series A, 5.125%, 6/1/20	1,100	1,266
Maryland Economic Dev. Corp., Ports America Chesapeake Series B, 5.125%, 6/1/20	2,770	3,187

Maryland Economic Dev. Corp., Public Health Laboratory 5.00%, 6/1/15	460	502
Maryland Economic Dev. Corp., Public Health Laboratory 5.00%, 6/1/16	2,085	2,354
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/18	800	903
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/19	825	934
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/20	1,000	1,190
Maryland HHEFA, Greater Baltimore Medical Center 5.00%, 7/1/17	2,125	2,403
Maryland HHEFA, Johns Hopkins Health, 5.00%, 5/15/48 (Tender 5/15/15)	2,920	3,162
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/17	1,180	1,334
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/18	2,310	2,627
Maryland HHEFA, Loyola College, Maryland Health 5.00%, 10/1/17	1,630	1,890
Maryland HHEFA, Loyola College, Maryland Health 5.00%, 10/1/18	1,125	1,329
Maryland HHEFA, Peninsula Regional Medical Center 5.00%, 7/1/16	1,225	1,375
Maryland Stadium Auth., Baseball Stadium 5.00%, 12/15/14 (2)	2,250	2,403
Maryland Stadium Auth., Baseball Stadium 5.00%, 12/15/16 (2)	5,880	6,683
Maryland Transportation Auth., BWI Airport Parking 5.00%, 3/1/18	4,185	4,893
Montgomery County, Consolidated Public Improvement, GO 5.00%, 11/1/18	12,960	15,651
Montgomery County, Metrorail Parking, 5.00%, 6/1/17	1,780	2,051
Prince George's County, Consolidated Public Improvement, GO 5.00%, 7/15/16	6,875	7,824
Prince George's County, Consolidated Public Improvement, GO 5.00%, 9/15/16	10,610	12,145
Prince George's County, Consolidated Public Improvement, GO 5.00%, 7/15/19	2,520	2,913

Prince George's County, Equipment Acquisition, COP 4.00%, 10/15/16	5,865	6,506
Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 10/1/18	3,905	4,697
		174,289
Massachusetts 2.5%		
Massachusetts, GO, 5.00%, 4/1/18	5,000	5,948
Massachusetts, GO, 5.00%, 4/1/19	15,000	18,027
Massachusetts Dev. Fin. Agency, Berkshire Health 4.00%, 10/1/13	500	506
Massachusetts Dev. Fin. Agency, Berkshire Health 4.00%, 10/1/15	700	747
Massachusetts Dev. Fin. Agency, Berkshire Health 5.00%, 10/1/17	1,235	1,406
Massachusetts Municipal Wholesale Electric, Water Supply 5.00%, 7/1/14	6,250	6,561
Massachusetts Municipal Wholesale Electric, Water Supply Project 4, 5.00%, 7/1/15	2,000	2,190
Massachusetts Municipal Wholesale Electric, Water Supply Project 6, 5.00%, 7/1/15	4,000	4,371
Massachusetts Port Auth., 4.00%, 7/1/18	500	568
Massachusetts Port Auth., 4.00%, 7/1/20	1,000	1,147
Massachusetts Port Auth., 5.00%, 7/1/17	175	203
Massachusetts Port Auth., 5.00%, 7/1/19	655	785
Massachusetts School Building Auth., Sales Tax 5.00%, 8/15/17	3,000	3,517
Massachusetts School Building Auth., Sales Tax 5.00%, 8/15/18	4,000	4,783
		50,759
Michigan 0.3%		
Michigan Strategic Fund, Detroit Edison, IDRB, 5.25%, 8/1/29 (Tender 8/1/14)	1,000	1,055

Nevada 1.2%		
Clark County Airport, Las Vegas McCarran Int'l. Airport 5.50%, 7/1/15 (2)(3)	4,990	5,241
Clark County Airport, Las Vegas McCarran Int'l. Airport 5.50%, 7/1/16 (2)(3)	3,100	3,261
Clark County Airport, Las Vegas McCarran Int'l. Airport 5.50%, 7/1/21 (2)(3)	4,000	4,185
Clark County School Dist., 5.00%, 6/15/18 (Prerefunded 12/15/14) (1)(4)	2,765	2,962
Clark County School Dist., GO, 5.00%, 6/15/13	4,720	4,729
Clark County School Dist., GO, 5.00%, 6/15/17	2,000	2,313
Reno, Renown Health, 5.00%, 6/1/14	1,000	1,033
Reno, Renown Health, 5.00%, 6/1/16	1,085	1,185
		24,909
New Hampshire 0.5%		
New Hampshire Turnpike, 5.00%, 2/1/15	6,000	6,455
New Hampshire Turnpike, 5.00%, 2/1/16	3,495	3,888
		10,343
New Jersey 3.2%		
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/14	750	784
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/16	5,250	5,849
New Jersey Economic Dev. Auth., School Fac. Construction 5.00%, 3/1/19	1,000	1,152
New Jersey Economic Dev. Auth., School Fac. Construction 5.25%, 3/1/14 (9)	2,000	2,075
New Jersey HFFA, Meridian Health, 4.00%, 7/1/13	1,000	1,003
New Jersey HFFA, Meridian Health, 5.00%, 7/1/14	625	655
New Jersey HFFA, Meridian Health, 5.00%, 7/1/15	1,250	1,359
New Jersey HFFA, Meridian Health, 5.00%, 7/1/16	1,000	1,122
New Jersey HFFA, Meridian Health, 5.00%, 7/1/17	1,000	1,150

New Jersey Higher Ed. Student Assistance Auth., 5.00%, 6/1/14	675	703
New Jersey Higher Ed. Student Assistance Auth., 5.00%, 6/1/15	1,060	1,143
New Jersey Higher Ed. Student Assistance Auth. 5.00%, 12/1/15	3,600	3,968
New Jersey Higher Ed. Student Assistance Auth., 5.00%, 6/1/16	1,060	1,175
New Jersey Higher Ed. Student Assistance Auth., 5.00%, 6/1/17	1,060	1,196
New Jersey Higher Ed. Student Assistance Auth., 5.00%, 6/1/18	1,250	1,421
New Jersey Higher Ed. Student Assistance Auth., 5.25%, 6/1/20	1,900	2,173
New Jersey Transportation Trust Fund Auth., 5.00%, 6/15/16	3,200	3,603
New Jersey Transportation Trust Fund Auth., 5.00%, 12/15/16	1,425	1,630
New Jersey Transportation Trust Fund Auth., 5.00%, 6/15/17	2,000	2,304
New Jersey Transportation Trust Fund Auth., 5.00%, 12/15/18	1,635	1,940
New Jersey Transportation Trust Fund Auth., 5.00%, 6/15/20	8,000	9,561
New Jersey Transportation Trust Fund Auth., 5.25%, 12/15/14	3,455	3,715
New Jersey Transportation Trust Fund Auth. 5.50%, 12/15/16 (6)	1,020	1,186
New Jersey Transportation Trust Fund Auth. 5.50%, 12/15/17 (6)	4,000	4,763
New Jersey Transportation Trust Fund Auth., 5.50%, 12/15/21	3,415	4,227
New Jersey Turnpike Auth., 5.00%, 1/1/17	1,050	1,198
New Jersey Turnpike Auth., 5.00%, 1/1/19	500	590
Tobacco Settlement Fin. Corp., Tobacco Industry 5.00%, 6/1/16	1,900	2,107
		63,752
New York 17.0%		
Build NYC Resource Corp., YMCA of Greater New York 4.00%, 8/1/14	900	937
Build NYC Resource Corp., YMCA of Greater New York 4.00%, 8/1/15	700	749
Build NYC Resource Corp., YMCA of Greater New York 5.00%, 8/1/16	800	899

Build NYC Resource Corp., YMCA of Greater New York 5.00%, 8/1/17	650	746
Dormitory Auth. of the State of New York Culinary Institute of America, 3.00%, 7/1/13	100	100
Dormitory Auth. of the State of New York Culinary Institute of America, 3.00%, 7/1/14	125	128
Dormitory Auth. of the State of New York Culinary Institute of America, 4.00%, 7/1/15	225	238
Dormitory Auth. of the State of New York Culinary Institute of America, 4.00%, 7/1/16	300	323
Dormitory Auth. of the State of New York Culinary Institute of America, 5.00%, 7/1/17	300	337
Dormitory Auth. of the State of New York Culinary Institute of America, 5.00%, 7/1/18	320	365
Dormitory Auth. of the State of New York Culinary Institute of America, 5.00%, 7/1/19	200	229
Dormitory Auth. of the State of New York, Mount Sinai Hosp. 5.00%, 7/1/14	4,175	4,387
Dormitory Auth. of the State of New York, Mount Sinai Hosp. 5.00%, 7/1/18	4,400	5,165
Dormitory Auth. of the State of New York, NYU Hosp. Center 5.00%, 7/1/16	1,600	1,806
Dormitory Auth. of the State of New York, Personal Income Tax 5.00%, 2/15/16	3,000	3,363
Dormitory Auth. of the State of New York, Personal Income Tax 5.00%, 3/15/20 (Prerefunded 3/15/15) (4)(6)	8,485	9,179
Dormitory Auth. of the State of New York, Personal Income Tax 5.00%, 3/15/20 (6)	515	556
Dormitory Auth. of the State of New York, Personal Income Tax 5.00%, 12/15/20	5,000	6,118
Long Island Power Auth., 5.00%, 5/1/15	3,935	4,264
Long Island Power Auth., 5.00%, 12/1/17 (3)	1,435	1,620
Long Island Power Auth., 5.00%, 12/1/18 (3)	1,045	1,176
Long Island Power Auth., 5.00%, 12/1/19 (3)	1,160	1,280
Long Island Power Auth., 5.25%, 12/1/14	5,460	5,853

Metropolitan Transportation Auth., 5.00%, 11/15/15	5,000	5,543
Metropolitan Transportation Auth., 5.00%, 11/15/16	5,710	6,522
Metropolitan Transportation Auth., Series B2, 5.00%, 11/15/19	5,000	5,977
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/17	6,955	8,123
Metropolitan Transportation Auth., Series F, 5.00%, 11/15/18	6,355	7,505
Metropolitan Transportation Auth., Series G, 5.00%, 11/15/17	5,000	5,840
Metropolitan Transportation Auth., Series H, 5.00%, 11/15/18	4,800	5,668
Metropolitan Transportation Auth., Series H, 5.00%, 11/15/19	2,310	2,751
Nassau County Local Economic Assistance Corp. South Nassau Communities Hosp., 3.00%, 7/1/13	660	661
Nassau County Local Economic Assistance Corp. South Nassau Communities Hosp., 4.00%, 7/1/14	870	901
Nassau County Local Economic Assistance Corp. South Nassau Communities Hosp., 4.00%, 7/1/16	640	696
Nassau County Local Economic Assistance Corp. South Nassau Communities Hosp., 5.00%, 7/1/17	660	752
Nassau County Local Economic Assistance Corp. South Nassau Communities Hosp., 5.00%, 7/1/19	3,730	4,359
Nassau County Local Economic Assistance Corp. Winthrop Univ. Hosp., 4.00%, 7/1/15	1,385	1,466
Nassau County Local Economic Assistance Corp. Winthrop Univ. Hosp., 4.00%, 7/1/17	650	711
New York City, 5.00%, 8/1/16 (Prerefunded 8/1/14) (4)	2,640	2,785
New York City, GO, VR, 4.25%, 12/15/15	16,350	16,687
New York City, GO, VR, 4.75%, 12/15/22	6,840	7,000
New York City, GO, Series A-1, 5.00%, 8/1/14	4,840	5,107
New York City, GO, Series B, 5.00%, 8/1/16	2,200	2,492
New York City, GO, Series B, 5.00%, 8/1/17	1,750	2,035
New York City, GO, Series C, 5.00%, 8/1/16	8,100	9,177
New York City, GO, Series D, 5.00%, 8/1/17	3,000	3,488
New York City, GO, Series E, 5.00%, 8/1/16	2,075	2,351
New York City, GO, Series G, 5.00%, 8/1/17	1,390	1,616

New York City, GO, Series H, 5.00%, 8/1/16	2,960	3,117
New York City, GO, Series H, 5.00%, 8/1/20	5,575	6,722
New York City, GO, Series H-A, 5.00%, 3/1/17	1,840	2,114
New York City, GO, Series I-1, 5.00%, 8/1/16	12,295	13,929
New York City IDA, Terminal One Group, 5.50%, 1/1/15 (2)	5,500	5,878
New York City IDA, Terminal One Group, 5.50%, 1/1/16 (2)	1,930	2,130
New York City Transitional Fin. Auth., Future Tax 4.00%, 11/1/16	6,940	7,744
New York City Transitional Fin. Auth., Future Tax 5.00%, 11/1/15	9,280	10,309
New York City Transitional Fin. Auth., Future Tax 5.00%, 11/1/18	6,000	7,233
New York City Transitional Fin. Auth., Future Tax 5.00%, 11/1/19	5,000	6,091
New York City Transitional Fin. Auth., Future Tax, Series B 5.00%, 11/1/14	1,595	1,703
New York City Transitional Fin. Auth., Future Tax, Series C 5.00%, 11/1/14	9,135	9,751
New York State Environmental Fac. Corp. Municipal Water Fin. Auth., 5.50%, 6/15/16	4,885	5,629
New York State Mortgage Agency, Single Family 3.90%, 10/1/14 (2)	1,715	1,735
New York State Thruway Auth., 5.00%, 1/1/16 (5)	15,000	16,046
New York State Thruway Auth., 5.00%, 1/1/20	1,445	1,728
New York State Thruway Auth., Dedicated Tax Fund 5.00%, 4/1/18 (5)	8,065	8,882
New York State Urban Dev. Corp., Personal Income Tax 5.00%, 12/15/14	10,000	10,730
New York State Urban Dev. Corp., Personal Income Tax 5.00%, 3/15/18	5,000	5,912
Port Auth. of New York & New Jersey, 5.00%, 12/1/18 (2)	13,000	14,001
Port Auth. of New York & New Jersey, 5.50%, 7/15/18 (2)(6)	2,200	2,345

Suffolk County Economic Dev. Corp. Catholic Health Services of Long Island, 5.00%, 7/1/16	1,160	1,300
Tobacco Settlement Fin. Corp., New York State, 5.00%, 6/1/15	15,000	16,376
Tobacco Settlement Fin. Corp., New York State, 5.00%, 6/1/17	3,500	4,043
Tobacco Settlement Fin. Corp., New York State, 5.00%, 6/1/18	5,800	6,835
Tobacco Settlement Fin. Corp., New York State, 5.50%, 6/1/18	335	335
Tobacco Settlement Fin. Corp., New York State, 5.50%, 6/1/19	825	825
Triborough Bridge & Tunnel Auth., 5.00%, 11/15/18	2,500	3,002
Triborough Bridge & Tunnel Auth., 5.00%, 11/15/19	2,000	2,424
Westchester County Local Dev. Corp., Kendal on Hudson 2.00%, 1/1/14	150	151
Westchester County Local Dev. Corp., Kendal on Hudson 2.00%, 1/1/15	250	252
Westchester County Local Dev. Corp., Kendal on Hudson 2.00%, 1/1/16	780	785
Westchester County Local Dev. Corp., Kendal on Hudson 3.00%, 1/1/17	810	834
		340,922
North Carolina 3.6%		
Guilford County, GO, 4.00%, 2/1/16	1,565	1,710
North Carolina, Capital Improvement, 5.00%, 5/1/15	5,750	6,255
North Carolina, Capital Improvement, 5.00%, 5/1/16	6,540	7,365
North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/15	1,370	1,469
North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/16	1,750	1,943
North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/17	5,000	5,702
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/14	775	798
North Carolina Eastern Municipal Power Agency 6.00%, 1/1/18 (5)	15,055	18,156
North Carolina Medical Care Commission Cape Fear Valley Health, 3.00%, 10/1/14	4,140	4,277

North Carolina Medical Care Commission Cape Fear Valley Health, 4.00%, 10/1/15	6,790	7,314
North Carolina Medical Care Commission Cape Fear Valley Health, 4.00%, 10/1/16	2,500	2,754
North Carolina Medical Care Commission, Wake Forest Baptist 4.00%, 12/1/16	1,250	1,390
North Carolina Medical Care Commission, Wake Forest Baptist 5.00%, 12/1/18	1,350	1,620
North Carolina Municipal Power Agency No. 1, Catawba Electric 5.25%, 1/1/17	3,090	3,563
Raleigh-Durham Airport Auth., 4.00%, 11/1/14	3,370	3,541
Raleigh-Durham Airport Auth., 4.00%, 11/1/15	2,000	2,165
Winston-Salem, GO, 4.00%, 3/1/15	2,580	2,741
		72,763
Ohio 1.0%		
Ohio Air Quality Dev. Auth., FirstEnergy, PCR, 2.25%, 8/1/29 (Tender 9/15/16)	8,450	8,517
Ohio Air Quality Dev. Auth., FirstEnergy, PCR, 5.70%, 2/1/14	3,500	3,594
Ohio Air Quality Dev. Auth., FirstEnergy, Nuclear, PCR 5.75%, 6/1/33 (Tender 6/1/16)	1,500	1,663
Ohio Higher Ed. Fac. Commission, Cleveland Clinic Health 5.00%, 1/1/15	1,000	1,073
Ohio Water Dev. Auth., FirstEnergy, Nuclear, PCR 2.20%, 6/1/33 (Tender 6/1/16)	4,700	4,727
		19,574
Oklahoma 0.1%		
Oklahoma Dev. Fin. Auth., Public Service, PCR, 5.25%, 6/1/14	2,130	2,215
		2,215
Pennsylvania 2.0%		
Beaver County IDA, FirstEnergy, PCR, 2.20%, 1/1/35 (Tender 7/1/16)	3,500	3,544

Delaware River Joint Toll Bridge Commission, 3.00%, 7/1/17	250	268
Delaware River Joint Toll Bridge Commission, 4.00%, 7/1/16	500	548
Pennsylvania Economic Dev. Fin. Auth. Waste Management, IDRB, 1.75%, 12/1/33 (Tender 12/1/15)	3,500	3,559
Pennsylvania IDA, 5.00%, 7/1/16	3,375	3,785
Philadelphia Airport, 4.00%, 6/15/16	4,065	4,427
Philadelphia Airport, 5.00%, 6/15/14	2,080	2,174
Philadelphia Airport, 5.00%, 6/15/14 (2)	5,000	5,234
Philadelphia Airport, 5.00%, 6/15/15	4,805	5,215
Philadelphia Airport, 5.00%, 6/15/17 (2)	7,525	8,653
Philadelphia Hosp. & Higher Ed. Fac. Auth., Children's Hosp. VRDN, 0.06%, 2/15/21	865	865
Saint Mary Hosp. Auth., Catholic Health East, 4.00%, 11/15/15	1,140	1,217
Saint Mary Hosp. Auth., Catholic Health East, 5.00%, 11/15/15	1,140	1,246
		40,735
South Carolina 2.4%		
South Carolina Jobs Economic Dev. Auth., Bon Secours Health 4.00%, 11/1/15	425	452
South Carolina Jobs Economic Dev. Auth., Bon Secours Health 4.50%, 11/1/17	1,200	1,357
South Carolina Jobs Economic Dev. Auth., Bon Secours Health 5.00%, 11/1/18	4,500	5,210
South Carolina Jobs Economic Dev. Auth., Bon Secours Health 5.00%, 11/1/19	2,450	2,864
South Carolina Jobs Economic Dev. Auth., Bon Secours Health 5.00%, 11/1/20	2,500	2,933
South Carolina Public Service Auth., 5.00%, 1/1/21 (Prerefunded 1/1/14) (4)(7)	17,640	18,130
South Carolina Public Service Auth., 5.00%, 1/1/22 (1)	2,830	3,134
South Carolina Public Service Auth., Santee Cooper 5.00%, 12/1/14	3,000	3,212

South Carolina Public Service Auth., Santee Cooper 5.00%, 12/1/15	3,200	3,561
South Carolina Public Service Auth., Santee Cooper 5.00%, 12/1/16	5,000	5,747
South Carolina Transportation Infrastructure Bank 5.00%, 10/1/13	1,000	1,016
		47,616
South Dakota 0.2%		
South Dakota HEFA, Regional Health, 4.00%, 9/1/13	600	606
South Dakota HEFA, Regional Health, 5.00%, 9/1/16	1,000	1,125
South Dakota HEFA, Regional Health, Series A1, 5.00%, 9/1/14	1,470	1,555
South Dakota HEFA, Regional Health, Series A2, 5.00%, 9/1/14	1,000	1,058
		4,344
Tennessee 1.1%		
Metropolitan Gov't. of Nashville & Davidson County Water & Sewer, 5.00%, 7/1/16	1,000	1,131
Shelby County Health, Ed. & Housing Board Methodist Le Bonheur Healthcare, 5.00%, 6/1/16	1,500	1,667
Shelby County Health, Ed. & Housing Board Methodist Le Bonheur Healthcare, 5.25%, 6/1/15	5,000	5,416
Tennessee Energy Acquisition Corp., Goldman Sachs 5.00%, 9/1/13	1,000	1,011
Tennessee Energy Acquisition Corp., Goldman Sachs 5.00%, 9/1/16	2,000	2,223
Tennessee Energy Acquisition Corp., Goldman Sachs 5.25%, 9/1/17	7,045	8,014
Tennessee Energy Acquisition Corp., Goldman Sachs 5.25%, 9/1/18	2,700	3,101
		22,563
Texas 4.6%		
Central Texas Regional Mobility Auth., 3.00%, 1/1/14	200	202

Central Texas Regional Mobility Auth., 4.00%, 1/1/15	330	344
Central Texas Regional Mobility Auth., 5.00%, 1/1/16	1,000	1,086
Central Texas Regional Mobility Auth., 5.00%, 1/1/17	500	555
Central Texas Regional Mobility Auth., 5.00%, 1/1/18	250	278
Central Texas Regional Mobility Auth., 5.00%, 1/1/19	750	839
Central Texas Regional Mobility Auth., 5.00%, 1/1/20	400	460
Central Texas Regional Mobility Auth., 5.00%, 1/1/21	500	578
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/18	500	565
Dallas/Fort Worth Int'l. Airport, 5.50%, 11/1/17 (2)(6)	3,000	3,064
Gulf Coast IDA, ExxonMobil, VRDN, 0.04%, 11/1/41	2,650	2,650
Harris County Cultural Ed. Fac., Methodist Hosp. 5.00%, 6/1/14	2,180	2,282
Harris County Cultural Ed. Fac., Methodist Hosp. 5.25%, 12/1/16	1,000	1,149
Harris County Cultural Ed. Fac., Methodist Hosp. VRDN, 0.05%, 12/1/24	2,580	2,580
Harris County Cultural Ed. Fac., Texas Medical Center VRDN, 0.07%, 9/1/31	1,000	1,000
Harris County Health Fac. Dev. Corp. Memorial Hermann Healthcare, 5.25%, 12/1/13	1,470	1,506
Harris County Health Fac. Dev. Corp., Methodist Hosp. VRDN, 0.05%, 12/1/41	640	640
Houston, Houston Airport, 5.00%, 7/1/14 (2)	4,400	4,617
Houston, Houston Airport, 5.00%, 7/1/16 (2)	3,400	3,829
Lower Colorado River Auth., 5.00%, 5/15/17	5,750	6,663
Sam Rayburn Municipal Power Agency, 5.00%, 10/1/17	3,250	3,706
Tarrant County Cultural Ed. Fac. Fin. Corp. Scott & White Healthcare, 5.00%, 8/15/13	2,000	2,019
Tarrant County Cultural Ed. Fac. Fin. Corp. Scott & White Healthcare, 5.00%, 8/15/14	1,180	1,242
Tarrant County Cultural Ed. Fac. Fin. Corp. Scott & White Healthcare, 5.00%, 8/15/16	1,300	1,461

Tarrant County Cultural Ed. Fac. Fin. Corp. Scott & White Healthcare, 5.00%, 8/15/17	1,950	2,243
Tarrant County Cultural Ed. Fac. Fin. Corp. Scott & White Healthcare, 5.00%, 8/15/18	3,545	4,159
Tarrant County Cultural Ed. Fac. Fin. Corp. Scott & White Healthcare, 5.00%, 8/15/19	4,360	5,166
Tarrant County Cultural Ed. Fac. Fin. Corp. Texas Health Resources, 5.00%, 2/15/14	2,250	2,322
Tarrant County Cultural Ed. Fac. Fin. Corp. Texas Health Resources, 5.00%, 2/15/15	2,000	2,150
Tarrant County Cultural Ed. Fac. Fin. Corp. Texas Health Resources, 5.00%, 2/15/16	1,335	1,488
Texas, PFA, GO, 5.00%, 10/1/14	1,500	1,596
Texas, PFA, GO, 5.00%, 10/1/15	3,080	3,412
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch 5.00%, 12/15/13	4,000	4,096
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch 5.625%, 12/15/17	3,275	3,658
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch 6.25%, 12/15/26	4,000	5,060
Texas Transportation Commission, Central Texas Turnpike 1.25%, 8/15/42 (Tender 2/15/15)	10,000	10,068
Univ. of Texas, 5.00%, 7/1/16	3,035	3,314
		92,047
Utah 0.3%		
Murray City, IHC Health, VRDN, 0.05%, 5/15/36	2,000	2,000
Murray City, IHC Health, VRDN, 0.07%, 5/15/37	2,390	2,390
Riverton Hosp., IHC Health, 5.00%, 8/15/20	2,000	2,354
		6,744
Virginia 7.3%		
Arlington County, Public Improvement, Series A1 5.00%, 8/1/20 (Prerefunded 8/1/16) (4)	995	1,132

Arlington County, Public Improvement, Series A2 5.00%, 8/1/20 (Prerefunded 8/1/16) (4)	1,505	1,712
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/18	1,150	1,332
Charles City County Economic Dev. Auth., Waste Management 3.125%, 2/1/29 (Tender 11/1/16)	2,000	2,131
Chesapeake Hosp. Auth., Chesapeake General Hosp. 5.25%, 7/1/14	1,775	1,863
Fairfax County Economic Dev. Auth., Laurel Hill Public Fac. 5.00%, 6/1/17	2,905	3,363
Fairfax County Economic Dev. Auth., Route 28 Transportation 4.00%, 4/1/17	2,375	2,639
Fairfax County IDA, INOVA Health, 4.00%, 5/15/18	350	397
Fairfax County IDA, INOVA Health, 5.00%, 5/15/19	200	240
Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, Medicorp Health, 5.00%, 6/15/13	1,625	1,628
Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, Medicorp Health, 5.00%, 6/15/14	4,295	4,473
Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, Medicorp Health, 5.00%, 6/15/15	2,570	2,765
Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, Medicorp Health, 5.00%, 6/15/16	4,790	5,302
Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, Medicorp Health, 5.00%, 6/15/17	1,675	1,889
Henrico County Economic Dev. Auth., Bon Secours Health 4.00%, 11/1/16	1,250	1,352
Newport News, 5.00%, 7/15/16 (Prerefunded 7/15/14) (4)	1,250	1,327
Norfolk, Capital Improvement, GO, 5.00%, 10/1/19	5,680	6,877
Norfolk Airport Auth., 5.00%, 7/1/14	1,000	1,047
Norfolk Airport Auth., 5.00%, 7/1/14 (2)	4,610	4,835
Norfolk Airport Auth., 5.00%, 7/1/15 (2)	2,645	2,873
Norfolk Airport Auth., 5.00%, 7/1/15	1,480	1,604
Norfolk Airport Auth., 5.00%, 7/1/16	1,570	1,744
Norfolk Water, 5.00%, 11/1/20	1,000	1,222

Richmond, Public Improvement, GO, 5.00%, 7/15/15	3,630	3,982
Roanoke IDA, Carilion Clinic, 5.00%, 7/1/16	1,500	1,690
Roanoke IDA, Carilion Clinic, 5.00%, 7/1/18	2,500	2,895
Tobacco Settlement Fin. Corp., 5.625%, 6/1/37 (Prerefunded 6/1/15) (4)	6,250	6,892
Virginia College Building Auth., 21st Century College 5.00%, 2/1/17 (Prerefunded 2/1/14) (4)	1,585	1,635
Virginia College Building Auth., Public Higher Ed. Fin. 5.00%, 9/1/15	7,285	8,028
Virginia College Building Auth., Public Higher Ed. Fin., Series B1 5.00%, 9/1/16	2,600	2,963
Virginia College Building Auth., Public Higher Ed. Fin., Series B2 5.00%, 9/1/16	1,310	1,385
Virginia Port Auth., 5.00%, 7/1/13 (2)(6)	1,050	1,054
Virginia Public Building Auth., 5.00%, 8/1/14	1,440	1,520
Virginia Public School Auth., GO, 5.00%, 8/1/14	5,410	5,710
Virginia Public School Auth., GO, 5.00%, 8/1/15	2,405	2,643
Virginia Public School Auth., GO, 5.25%, 8/1/13	125	126
Virginia Public School Auth., Prince William County, GO 4.00%, 7/15/14	2,325	2,420
Virginia Resources Auth., 5.00%, 11/1/16	1,000	1,149
Virginia Resources Auth., Clean Water Revolving Fund 5.00%, 10/1/13	1,160	1,178
Virginia Small Business Fin. Auth., Sentara Healthcare 5.00%, 11/1/17	1,630	1,902
Virginia Transportation Board, 5.00%, 5/15/16	14,725	16,620
Virginia Transportation Board, GAN, 5.00%, 9/15/17	4,885	5,728
Virginia Transportation Board, Route 28 Transportation 4.00%, 4/1/15	5,600	5,959
Virginia Transportation Board, Route 28 Transportation 4.00%, 4/1/16	5,470	5,984
Virginia Transportation Board, Route 28 Transportation 5.00%, 4/1/17	4,455	5,154

Winchester, Public Improvement, GO, 5.00%, 9/1/17	4,355	5,100
		145,464
Washington 2.7%		
Central Puget Sound Regional Transportation Auth. 5.00%, 2/1/18	4,000	4,711
Energy Northwest, 5.00%, 7/1/14	3,650	3,838
Energy Northwest, 5.00%, 7/1/16	2,500	2,834
Port of Seattle, 5.00%, 3/1/19 (1)	5,345	5,735
Seattle, Light & Power, 5.00%, 6/1/20 (6)	5,500	6,670
Washington, GO, 5.00%, 7/1/15	12,000	13,142
Washington, GO, 5.00%, 2/1/16	5,895	6,582
Washington, GO, 5.00%, 1/1/17	9,945	11,414
		54,926
Wisconsin 0.2%		
Univ. of Wisconsin Hosp. & Clinics Auth., 4.00%, 4/1/16	1,370	1,495
Univ. of Wisconsin Hosp. & Clinics Auth., 5.00%, 4/1/19	890	1,055
Wisconsin HEFA, Ministry Health Care, 5.00%, 8/15/16	1,000	1,116
		3,666
Total Municipal Securities (Cost $1,929,590)		1,985,828
Total Investments in Securities 99.1% of Net Assets (Cost $1,929,590)		$ 1,985,828

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Insured by National Public Finance Guarantee Corp.
(2) Interest subject to alternative minimum tax
(3) Insured by Financial Guaranty Insurance Company
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by AMBAC Assurance Corp.
(6) Insured by Assured Guaranty Municipal Corp.
(7) Insured by Assured Guaranty U.S. Holdings

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Free Short-Intermediate Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On May 31, 2013, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values. There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At May 31, 2013, the cost of investments for federal income tax purposes was $1,929,500,000. Net unrealized gain aggregated $56,328,000 at period-end, of which $57,995,000 related to appreciated investments and $1,667,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date July 25, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date July 25, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date July 25, 2013